Summary Prospectus May 1, 2022
VY® Columbia Small Cap Value II Portfolio

Class/Ticker: ADV/ICSAX; I/ICISX; R6/VYRDX; S/ICSSX; S2/ICVPX
Before you invest, you may want to review the portfolio's Prospectus, which contains more information about the portfolio and its risks. For free paper or electronic copies of the Prospectus and other portfolio information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.individuals.voya.com/literature; email a request to Voyaim_literature@voya.com; call 1-800-262-3862; or ask your salesperson, financial intermediary, or retirement plan administrator. The portfolio's Prospectus and Statement of Additional Information, each dated May 1, 2022, and the audited financial statements on pages 30-75 of the portfolio’s shareholder report dated December 31, 2021 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	R6	S	S2
Management Fees	%	0.85	0.85	0.85	0.85	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	None	0.25	0.40
Other Expenses	%	0.12	0.12	0.04	0.12	0.12
Total Annual Portfolio Operating Expenses	%	1.47	0.97	0.89	1.22	1.37
Waivers and Reimbursements[1]	%	(0.05)	(0.05)	(0.03)	(0.05)	(0.05)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.42	0.92	0.86	1.17	1.32
1
The adviser is contractually obligated to limit expenses to 1.45%, 0.95%, 0.95%, 1.20%, and 1.35% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.027% of the management fee through May 1, 2023. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$145	460	798	1,753
I	$94	304	531	1,185
R6	$88	281	490	1,093
S	$119	382	666	1,473
S2	$134	429	745	1,642
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index (“Index”) (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The market capitalization of companies in the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2021, ranged from $33.8 million to $14.0 billion.
The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. Depositary receipts are receipts issued by a bank or a trust company reflecting ownership of underlying securities issued by foreign companies. The Portfolio normally invests in common stocks and also may invest in real estate investment trusts. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The Portfolio may use derivatives for, among other reasons, investment purposes, for risk management (hedging) purposes, to increase investment flexibility, or to reduce transaction costs.
The Sub-Adviser employs fundamental analysis with risk management in identifying investment opportunities and constructing the Portfolio’s portfolio. In selecting investments, the Sub-Adviser considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for long-term capital appreciation); a company's current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors.
The Sub-Adviser may sell a security when the security’s price reaches a target set by the Sub-Adviser; if the Sub-Adviser believes there is deterioration in the issuer's financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
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Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. The Portfolio is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Initial Public Offerings: Investments in initial public offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that the IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could
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magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Changes to monetary policy by the Federal Reserve Board or other regulatory actions could expose fixed-income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the Portfolio’s operations and return potential.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Portfolio and the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Over-the-Counter Investments: Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.
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Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
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Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter:	4th Quarter 2020	33.99%
Worst quarter:	1st Quarter 2020	-35.99%
Average Annual Total Returns %
(for the periods ended December 31, 2021)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	33.85	9.74	12.16	N/A	12/29/06
Russell 2000® Value Index[1]	%	28.27	9.07	12.03	N/A
Class I	%	34.52	10.30	12.72	N/A	04/28/06
Russell 2000® Value Index[1]	%	28.27	9.07	12.03	N/A
Class R6%		34.57	10.32	12.73	N/A	05/03/16
Russell 2000® Value Index[1]	%	28.27	9.07	12.03	N/A
Class S	%	34.22	10.02	12.43	N/A	05/01/06
Russell 2000® Value Index[1]	%	28.27	9.07	12.03	N/A
Class S2%		33.96	9.86	12.27	N/A	02/27/09
Russell 2000® Value Index[1]	%	28.27	9.07	12.03	N/A
1
The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management

Investment Adviser	Sub-Adviser
Voya Investments, LLC	Columbia Management Investment Advisers, LLC

Portfolio Managers
Christian K. Stadlinger, Ph.D., CFA Portfolio Manager (since 05/06)	Jarl Ginsberg, CFA, CAIA Portfolio Manager (since 05/06)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract
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or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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SPRO-464785 (0522-050122)